Financial Instruments And Risk Analysis - Schedule of Financial Assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Cash and banks	R$ 575,863	R$ 287,491
Cash equivalents	1,506,082	4,097,838
Financial liabilities
Borrowings and financing	17,900,361	15,777,012
Derivative financial instruments	1,152
Carrying amount
Financial assets
Cash equivalents	1,504,986	3,943,324
Financial liabilities
Borrowings and financing	8,705,458	7,633,140
Financial Assets Designated In Foreign Currency | Carrying amount
Financial assets
Cash and banks	400,874	70,116
Cash equivalents	1,096	154,514
Held-for-sale financial asset	1,474,699	1,843,778
Dividends receivable	2,435,014	2,566,935
Financial Assets Designated In Foreign Currency | Fair value
Financial assets
Cash and banks	400,874	70,116
Cash equivalents	1,096	154,514
Held-for-sale financial asset	1,474,699	1,843,778
Dividends receivable	2,435,014	2,566,935
Financial Liabilities Designated In Foreign Currency | Carrying amount
Financial liabilities
Borrowings and financing	9,521,291	8,816,766
Derivative financial instruments	1,152
Financial Liabilities Designated In Foreign Currency | Fair value
Financial liabilities
Borrowings and financing	9,521,291	R$ 9,548,690
Derivative financial instruments	R$ 1,152